Inventories, Net - Summary of Inventories Net Explanatory (Detail) - CAD ($) $ in Millions	Mar. 31, 2022	Mar. 31, 2021
Classes of current inventories [abstract]
Raw materials and consumables	$ 308.7	$ 278.3
Work in progress	103.6	109.2
Finished goods	67.7	27.8
Inventories	$ 480.0	$ 415.3